Condensed Consolidated Interim Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Cash	$ 453,520	$ 2,158,891	$ 79,015
Accounts receivable	6,755	47,697	36,874
Prepaid expenses and other current assets	157,105	97,817	80,309
Total current assets	617,380	2,304,405	196,198
Property and equipment, net	28,740	35,611	27,909
Deferred IPO costs	125,769
Construction in progress	1,976,846	2,030,270
Total assets	2,748,735	4,370,286	224,107
Current
Accounts payable and accrued liabilities	1,542,282	1,375,584	264,191
Total current liabilities	1,542,282	1,375,584	264,191
Non-current
Long term loan	29,987
Total liabilities	1,572,269	1,375,584	264,191
Commitments and contingencies (Note 13)
Shareholders' equity
Preferred Shares, value	6,717,873	6,717,873
Common shares, value	4,509,558	3,725,454	2,373,624
Additional paid-in-capital	1,190,238	726,356	208,321
Obligation to issue shares	106,521	12,463	126,606
Subscriptions receivable			(14,743)
Accumulated Deficit	(11,398,652)	(8,352,354)	(2,744,792)
Accumulated Other Comprehensive Income	50,928	164,910	10,900
Total shareholders' equity	1,176,466	2,994,702	(40,084)
Total liabilities and shareholders' equity	$ 2,748,735	$ 4,370,286	$ 224,107